Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of Company’s Revenues Based on the Nature and Characteristics	The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2023	2022	2021

Sales of products	$3,985,773	$2,085,018	$1,719,918
NRE&POC Contracts and related services	45,330	419,878	355,837

	$4,031,103	$2,504,896	$2,075,755

Schedule of Unsatisfied Performance Obligation
	December 31,
	2023	2022
Contract balances:

Unbilled receivables	$182,735	$237,982

Unsatisfied performance obligation:

Unsatisfied performance obligation	$97,265	$90,122